Changes in Significant Accounting Policies (Details 3) - TWD ($) $ in Thousands	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure of initial application of standards or interpretations [line items]
Accounts receivable, net	$ 44,647,981		$ 38,738,211
Accounts receivable from related parties, net	2,754,253		1,853,062
Total assets	398,551,180		430,170,689
Other current liabilities	24,291,532		26,368,732
Total liabilities	190,765,874		$ 217,352,838
Application of IFRS 15 [member]
Disclosure of initial application of standards or interpretations [line items]
Accounts receivable, net	44,647,981	$ 40,459,542
Accounts receivable from related parties, net	2,754,253	1,866,280
Other current liabilities	24,291,532	28,103,281
Under IAS 18 and related standards and interpretations [member]
Disclosure of initial application of standards or interpretations [line items]
Accounts receivable, net	42,801,513	38,738,211
Accounts receivable from related parties, net	2,754,253	1,853,062
Other current liabilities	22,445,064	26,368,732
Increase (decrease) due to changes in accounting policy [member] | Application of IFRS 15 [member]
Disclosure of initial application of standards or interpretations [line items]
Accounts receivable, net	1,846,468	1,721,331
Accounts receivable from related parties, net	0	13,218
Total assets	1,846,468	1,734,549
Other current liabilities	1,846,468	1,734,549
Total liabilities	$ 1,846,468	$ 1,734,549